Retirement benefits obligations - Plan assets (Details)	Dec. 31, 2019
Retirement benefits obligations
Cash	1.52%
Bonds	56.35%
Equity instruments	12.52%
Real estate	20.29%
Mortgages	8.18%
Others	1.14%
Total	100.00%